Income Taxes - Components of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Sales returns reserve	$ 79	$ 60
Allowance for doubtful accounts		114
Net operating loss carryforwards	14,204	8,008
Stock options	180	82
Deferred revenue	12	30
Fixed assets	21	12
Interest expense limitation	574
Other	97	9
Less: valuation allowances	(15,167)	(7,890)
Net deferred tax assets		425
Deferred tax liabilities:
Foreign currency exchange gain/loss	0	0
Accrued expenses		(425)
Net deferred tax liabilities		(425)
Net deferred tax assets (liabilities)	$ 0	$ 0